Commitments and Contingencies - Additional Information (Detail) - USD ($)					9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Oct. 17, 2022	May 28, 2021	May 25, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Aug. 26, 2021	Jan. 27, 2021
Commitments And Contingencies [Line Items]
Proceeds from initial public offering						$ 220,500,000	$ 0
Financial Advisory Engagement fee					$ 1,500,000		$ 1,500,000
Percentage of Private Placement Engagement fee					3.00%		3.00%
Transaction Fee					$ 1,500,000		$ 1,500,000
Equity Purchase Agreement fees payable					7,875		7,875,000
Deferred Underwriting Commission					7,875,000		7,875,000
Stockholders' Equity Attributable to Parent	$ (18,027,777)				$ (17,437,713)	$ (14,652,522)	$ (13,232,676)		$ (13,610,348)	$ (10,515,830)	$ (9,572,799)	$ (10,295,733)		$ 0
Percentage of the Outstanding LGM Common Units					51.00%		51.00%
LGM ENTERPRISES, LLC [Member]
Commitments And Contingencies [Line Items]
Time period between the date on which the notice is given and the put option is excercised one								60 days
Time period between the date on which the notice is given and the put option is excercised two								90 days
LGM ENTERPRISES, LLC [Member] | Repurchase Contingency Agreement For Aircraft [Member]
Commitments And Contingencies [Line Items]
Time period between the date on which the notice is given and the put option is excercised one								60 days
Time period between the date on which the notice is given and the put option is excercised two								90 days
Amount payable on exercise of option													$ 3,450,000
Maximum [Member]
Commitments And Contingencies [Line Items]
Stockholders' Equity Attributable to Parent					$ 15,000,000
Maximum [Member] | LGM ENTERPRISES, LLC [Member] | Repurchase Contingency Agreement For Aircraft [Member]
Commitments And Contingencies [Line Items]
Lease term	10 years
Minimum [Member]
Commitments And Contingencies [Line Items]
Stockholders' Equity Attributable to Parent					20,000,000
Minimum [Member] | LGM ENTERPRISES, LLC [Member]
Commitments And Contingencies [Line Items]
Lease term								5 years
Minimum [Member] | LGM ENTERPRISES, LLC [Member] | Repurchase Contingency Agreement For Aircraft [Member]
Commitments And Contingencies [Line Items]
Lease term								5 years
Amount payable on exercise of option													$ 2,070,000
Eighty Five Million Or Less [Member]
Commitments And Contingencies [Line Items]
Stockholders' Equity Attributable to Parent					0		$ 0
Closing Date Cash Contribution Amount					85,000,000		85,000,000
over 85,000,000 [Member]
Commitments And Contingencies [Line Items]
Stockholders' Equity Attributable to Parent					15,000,000		15,000,000
Closing Date Cash Contribution Amount					85,000,000		85,000,000
more than 85,000,000 and less than 185,000,000 [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Closing Date Cash Contribution Amount							185,000,000
more than 85,000,000 and less than 185,000,000 [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Closing Date Cash Contribution Amount							85,000,000
more than 185,000,000 [Member]
Commitments And Contingencies [Line Items]
Closing Date Cash Contribution Amount					$ 185,000,000		185,000,000
more than 185,000,000 [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Stockholders' Equity Attributable to Parent							15,000,000
more than 185,000,000 [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Stockholders' Equity Attributable to Parent							$ 20,000,000
Bridge Loan [Member]
Commitments And Contingencies [Line Items]
Debt instrument, face amount		$ 50,000,000
Debt instrument, interest rate, stated percentage		10.00%
Bridge Notes [Member]
Commitments And Contingencies [Line Items]
Debt instrument, face amount		$ 85,000,000
Debt instrument conversion price		$ 10
Bridge Notes [Member] | Additional Investor [Member]
Commitments And Contingencies [Line Items]
Debt instrument, face amount		$ 35,000,000
Common Class B [Member]
Commitments And Contingencies [Line Items]
Minimum stock issued percentage out of the initial public offering		0.0001%
Common stock par or stated value per share					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights		one vote
EG Class B Common Stock [Member]
Commitments And Contingencies [Line Items]
Common stock par or stated value per share		$ 0.0001
Common stock, voting rights		one vote
Temporary equity, redemption price per share		$ 0.0001
Underwriters Agreement [Member]
Commitments And Contingencies [Line Items]
Underwriting expense paid			$ 4,500,000
Underwriting discount percentage on gross proceeds from initial public offering			3.50%
Proceeds from initial public offering			$ 7,875,000
Forward Purchase Agreement [Member]
Commitments And Contingencies [Line Items]
Underwriting discount percentage on gross proceeds from initial public offering				4.95%
Sale of stock, price per share				$ 10